FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has adopted the provisions from the FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured at fair value on a periodic basis. The effect on the Company’s periodic fair value measurements for non-financial assets and liabilities was not material.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized as follows:

●Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.
●Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
●Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own estimates about the assumptions a market participant would use in pricing the asset or liability.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Measurement
	Category	Level 1	Level 2	Level 3	Total

	(Dollars In Millions)
Assets:
Fixed maturity securities — AFS Residential mortgage-backed securities	4	$—	$6,765	$40	$6,805
Commercial mortgage-backed securities	4	—	2,127	180	2,307
Other asset-backed securities	4	—	905	515	1,420
U.S. government-related securities	4	411	397	—	808
State, municipalities, and political subdivisions	4	—	4,156	—	4,156
Other government-related securities	4	—	753	—	753
Corporate securities	4	—	52,117	1,582	53,699
Redeemable preferred stocks	4	307	—	—	307
Total fixed maturity securities — AFS		718	67,220	2,317	70,255
Fixed maturity securities — trading Residential mortgage-backed securities	3	—	133	—	133
Commercial mortgage-backed securities	3	—	209	—	209
Other asset-backed securities	3	—	92	93	185
U.S. government-related securities	3	27	6	—	33
State, municipalities, and political subdivisions	3	—	286	—	286
Other government-related securities	3	—	48	16	64
Corporate securities	3	—	1,867	8	1,875
Redeemable preferred stocks	3	8	—	—	8
Total fixed maturity securities — trading		35	2,641	117	2,793
Total fixed maturity securities		$753	$69,861	$2,434	$73,048
Equity securities	3	633	40	155	828
Other long-term investments(1)	3&4	59	1,093	295	1,447
Short-term investments	3	683	179	—	862
Total investments		2,128	71,173	2,884	76,185
Cash	3	390	—	—	390
Assets related to separate accounts
Variable annuity	3	13,648	—	—	13,648
Variable universal life	3	1,982	—	—	1,982
Total assets measured at fair value on a recurring basis		$18,148	$71,173	$2,884	$92,205
Liabilities:
Annuity account balances(2)	3	$—	$—	$63	$63
Other liabilities(1)	3&4	20	820	1,939	2,779
Total liabilities measured at fair value on a recurring basis		$20	$820	$2,002	$2,842

Measurement category 3 represents fair value through net income and 4 represents fair value through other comprehensive income (loss).

(1)	Includes certain freestanding and embedded derivatives.
(2)	Represents liabilities related to fixed indexed annuities.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Measurement
	Category	Level 1	Level 2	Level 3	Total

	(Recast)
	(Dollars In Millions)
Assets:
Fixed maturity securities — AFS Residential mortgage-backed securities	4	$—	$6,668	$—	$6,668
Commercial mortgage-backed securities	4	—	2,502	32	2,534
Other asset-backed securities	4	—	1,143	435	1,578
U.S. government-related securities	4	1,014	501	—	1,515
State, municipalities, and political subdivisions	4	—	4,420	—	4,420
Other government-related securities	4	—	717	—	717
Corporate securities	4	—	50,675	1,432	52,107
Redeemable preferred stocks	4	125	69	—	194
Total fixed maturity securities — AFS		1,139	66,695	1,899	69,733
Fixed maturity securities — trading Residential mortgage-backed securities	3	—	209	—	209
Commercial mortgage-backed securities	3	—	214	—	214
Other asset-backed securities	3	—	92	71	163
U.S. government-related securities	3	79	12	—	91
State, municipalities, and political subdivisions	3	—	282	—	282
Other government-related securities	3	—	30	—	30
Corporate securities	3	—	1,842	18	1,860
Redeemable preferred stocks	3	13	—	—	13
Total fixed maturity securities — trading		92	2,681	89	2,862
Total fixed maturity securities		1,231	69,376	1,988	72,595
Equity securities	3	566	—	101	667
Other long-term investments(1)	3&4	52	1,285	298	1,635
Short-term investments	3	403	59	—	462
Total investments		2,252	70,720	2,387	75,359
Cash	3	656	—	—	656
Assets related to separate accounts Variable annuity	3	12,378	—	—	12,378
Variable universal life	3	1,287	—	—	1,287
Total assets measured at fair value on a recurring basis		$16,573	$70,720	$2,387	$89,680
Liabilities:
Annuity account balances(2)	3	$—	$—	$67	$67
Other liabilities(1)	3&4	14	867	2,239	3,120
Total liabilities measured at fair value on a recurring basis		$14	$867	$2,306	$3,187

Measurement category 3 represents fair value through net income and 4 represents fair value through other comprehensive income (loss).

(1)	Includes certain freestanding and embedded derivatives.
(2)	Represents liabilities related to fixed indexed annuities.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity, and where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price 91.87% of the Company’s available-for-sale and trading fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for available-for-sale and trading fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations. When using non-binding independent broker quotations, when available the Company obtains two quotes per security. Where multiple broker quotes are obtained, the Company reviews the quotes and selects the quote that provides the best estimate of the price a market participant would pay for these specific assets in an arm’s length transaction. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer’s credit rating, liquidity discounts, weighted- average of contracted cash flows, risk premium, if warranted, due to the issuer’s industry, and the security’s time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value. The Company’s assessment incorporates various metrics (yield curves, credit spreads, prepayment rates, etc.) along with other information available to the Company from both internal and external sources to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the years ended December 31, 2021 and 2020.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The Company has analyzed the third party pricing services’ valuation methodologies and related inputs and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

Asset-Backed Securities

This category mainly consists of RMBS, CMBS, and other asset-backed securities (collectively referred to as asset-backed securities or "ABS"). As of December 31, 2021, the Company held $10.2 billion of ABS classified as Level 2. These securities are priced from information provided by a third party pricing service and independent broker quotes. The third party pricing services and brokers mainly value securities using both a market and income approach to valuation. As part of this valuation process they consider the following characteristics of the item being measured to be relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, and 7) credit ratings of the securities.

After reviewing these characteristics of the ABS, the third party pricing service and brokers use certain inputs to determine the value of the security. For ABS classified as Level 2, the valuation would consist of predominantly market observable inputs such as, but not limited to: 1) monthly principal and interest payments on the underlying assets, 2) average life of the security, 3) prepayment speeds, 4) credit spreads, 5) treasury and swap yield curves, and 6) discount margin. The Company reviews the methodologies and valuation techniques (including the ability to observe inputs) in assessing the information received from external pricing services and in consideration of the fair value presentation.

As of December 31, 2021, the Company held $828 million of Level 3 ABS, which included $735 million of other asset-backed securities classified as available-for-sale and $93 million of other asset-backed securities classified as trading. These securities are predominantly ARS whose underlying collateral is at least 97% guaranteed by the FFELP. As a result of the ARS market collapse during 2008, the Company prices its ARS using an income approach valuation model. As part of the valuation process the Company reviews the following characteristics of the ARS in determining the relevant inputs: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) types of underlying assets, 4) weighted-average coupon rate of the underlying assets, 5) weighted-average years to maturity of the underlying assets, 6) seniority level of the tranches owned, 7) credit ratings of the securities, 8) liquidity premium, and 9) paydown rate. In periods where market activity increases and there are transactions at a price that is not the result of a distressed or forced sale we consider those prices as part of our valuation. If the market activity during a period is solely the result of the issuer redeeming positions we consider those transactions in our valuation, but still consider them to be level three measurements due to the nature of the transaction.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

Corporate Securities, Redeemable Preferred Stocks, U.S. Government-Related Securities, States, Municipals, and Political Subdivisions, and Other Government Related Securities

As of December 31, 2021, the Company classified $59.6 billion of corporate securities, redeemable preferred stocks, U.S. government-related securities, states, municipals, and political subdivisions, and other government-related securities as Level 2. The fair value of the Level 2 securities is predominantly priced by broker quotes and a third party pricing service. The Company has reviewed the valuation techniques of the brokers and third party pricing service and has determined that such techniques used Level 2 market observable inputs. The following characteristics of the securities are considered to be the primary relevant inputs to the valuation: 1) weighted-average coupon rate, 2) weighted-average years to maturity, 3) seniority, and 4) credit ratings. The Company reviews the methodologies and valuation techniques (including the ability to observe inputs) in assessing the information received from external pricing services and in consideration of the fair value presentation.

The brokers and third party pricing service utilize valuation models that consist of a hybrid methodology that utilizes a cash flow analysis and market approach to valuation. The pricing models utilize the following inputs: 1) principal and interest payments, 2) treasury yield curve, 3) credit spreads from new issue and secondary trading markets, 4) dealer quotes with adjustments for issues with early redemption features, 5) liquidity premiums present on private placements, and 6) discount margins from dealers in the new issue market.

As of December 31, 2021, the Company classified $1.6 billion of securities as Level 3 valuations. Level 3 securities primarily represent investments in illiquid bonds for which no price is readily available. To determine a price, the Company uses a discounted cash flow model with both observable and unobservable inputs. These inputs are entered into an industry standard pricing model to determine the final price of the security. These inputs include: 1) principal and interest payments, 2) coupon rate, 3) sector and issuer level spread over treasury, 4) underlying collateral, 5) credit ratings, 6) maturity, 7) embedded options, 8) recent new issuance, 9) comparative bond analysis, and 10) an illiquidity premium.

Equities

As of December 31, 2021, the Company held $155 million of equity securities classified as Level 3. Of this total, $148 million represents FHLB stock. The Company believes that the cost of the FHLB stock approximates fair value.

Other Long-Term Investments and Other Liabilities

Derivative Financial Instruments

Other long-term investments and other liabilities include free-standing and embedded derivative financial instruments. Refer to Note 6, Derivative Financial Instruments for additional information related to derivatives. Derivative financial instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding embedded derivatives, as of December 31, 2021, 83.9% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest rate and equity market volatility indices, equity index levels, and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analyses.

Derivative instruments classified as Level 1 generally include futures and options, which are traded on active exchange markets.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

Derivative instruments classified as Level 2 primarily include swaps, options, and swaptions, which are traded over-the-counter. Level 2 also includes certain centrally cleared derivatives. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

Derivative instruments classified as Level 3 were embedded derivatives and include at least one significant non-observable input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

Embedded derivatives are carried at fair value in other long-term investments and other liabilities on the Company’s consolidated balance sheet. The changes in fair value of embedded derivatives are recorded as net gains (losses) — investments and derivatives. Refer to Note 6, Derivative Financial Instruments for more information related to each embedded derivatives gains and losses.

The fair value of the GLWB embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using multiple risk neutral stochastic equity scenarios and policyholder behavior assumptions. The risk neutral scenarios are generated using the current swap curve and projected equity volatilities and correlations. The projected equity volatilities are based on a blend of historical volatility and near- term equity market implied volatilities. The equity correlations are based on historical price observations. For policyholder behavior assumptions, expected lapse and utilization assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the Ruark 2015 ALB table with attained age factors varying from 88% — 100% based on company experience. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR plus a credit spread (to represent the Company’s non-performance risk). For expected lapse and utilization, assumptions are used and updated for actual experience, as necessary, using an internal predictive model developed by the Company. As a result of using significant unobservable inputs, the GLWB embedded derivative is categorized as Level 3. Policyholder assumptions are reviewed on an annual basis.

The balance of the FIA embedded derivative is impacted by policyholder cash flows associated with the FIA product that are allocated to the embedded derivative in addition to changes in the fair value of the embedded derivative during the reporting period. The fair value of the FIA embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using current index values and volatility, the hedge budget used to price the product, and policyholder assumptions (both elective and non-elective). For policyholder behavior assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality from the 2015 Ruark ALB mortality table, with attained age factors varying from 88% — 100% based on company experience. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR up to one year and constant maturity treasury rates plus a credit spread (to represent the Company’s non-performance risk) thereafter. Policyholder assumptions are reviewed on an annual basis. As a result of using significant unobservable inputs, the FIA embedded derivative is categorized as Level 3.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The balance of the indexed universal life ("IUL") embedded derivative is impacted by policyholder cash flows associated with the IUL product that are allocated to the embedded derivative in addition to changes in the fair value of the embedded derivative during the reporting period. The fair value of the IUL embedded derivative is derived through the income method of valuation using a valuation model that projects future cash flows using current index values and volatility, the hedge budget used to price the product, and policyholder assumptions (both elective and non-elective). For policyholder behavior assumptions, expected lapse and withdrawal assumptions are used and updated for actual experience, as necessary. The Company assumes age-based mortality factors varying from 43% — 110% that are applied to the base table, which is defined as 90% of 2015 VBT Primary Tables adjusted for 5.5 years of 2020 SOA HMI. The present value of the cash flows is determined using the discount rate curve, which is based upon LIBOR up to one year and constant maturity treasury rates plus a credit spread (to represent the Company’s non-performance risk) thereafter. Policyholder assumptions are reviewed on an annual basis. As a result of using significant unobservable inputs, the IUL embedded derivative is categorized as Level 3.

The Company has assumed and ceded certain blocks of policies under modified coinsurance agreements in which the investment results of the underlying portfolios inure directly to the reinsurers. Funds withheld arrangements related to such agreements contain embedded derivatives that are reported at fair value. Changes in their fair value are reported in net gains (losses) — investments and derivatives. The fair value of embedded derivatives related to funds withheld under modified coinsurance agreements are a function of the unrealized gains or losses on the underlying assets and are calculated in a manner consistent with the terms of the agreements. The investments supporting certain of these agreements are designated as "trading securities"; therefore changes in their fair value are also reported in net gains (losses) — investments and derivatives. The fair value of embedded derivatives is estimated based on market standard valuation methodology and is considered a Level 3 valuation.

In conjunction with the Captive Merger, PLC terminated its interest support, yearly renewable term ("YRT") premium support, and portfolio maintenance agreements with Golden Gate, Golden Gate II, Golden Gate V, and WCL. The interest support agreement provided that PLC would make payments to Golden Gate II if actual investment income on certain of Golden Gate II’s asset portfolios fell below a calculated investment income amount as defined in the interest support agreement, the YRT premium support agreements provided that PLC would make payments to Golden Gate and Golden Gate II in the event that YRT premium rates increased, and the portfolio maintenance agreements provided that PLC would make payments to Golden Gate, Golden Gate V, and WCL in the event of other-than-temporary impairments on investments that exceeded defined thresholds.

As part of the Captive Merger, PLC entered into a new portfolio maintenance agreement with Golden Gate. This agreement meets the definition of a derivative and is accounted for at fair value and is considered Level 3 valuation. The fair value of this derivative is included in Other long-term investments. For information regarding gains on these derivatives please refer to Note 6, Derivative Financial Instruments.

The portfolio maintenance agreement provides that PLC will make payments to Golden Gate in the event of credit losses on investments that exceed defined thresholds. The derivative is valued using an internal discounted cash flow model. The significant unobservable inputs are the projected probability and severity of credit losses used to project future cash flows on the investment portfolios.

The Funds Withheld derivative results from reinsurance agreements with Protective Life Reinsurance Bermuda LTD, a wholly owned subsidiary of PLC ("PL Re") where the economic performance of certain hedging instruments held by the Company are ceded to PL Re. The value of the Funds Withheld derivative is directly tied to the value of the hedging instruments held in the funds withheld accounts. The hedging instruments consist of derivative instruments, the fair values of which are classified as a Level 2 measurement; as such, the fair value of the Funds Withheld derivative has been classified as a Level 2 measurement. The fair value of the Funds Withheld derivative as of December 31, 2021, was a liability of $10 million.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

Annuity Account Balances

The Company records a certain legacy block of FIA reserves at fair value. Based on the characteristics of these reserves, the Company believes that the fund value approximates fair value. The fair value measurement of these reserves is considered a Level 3 valuation due to the unobservable nature of the fund values.

Separate Accounts

Separate account variable annuity and variable life assets represent segregated funds that are invested for certain customers which are invested in open-ended mutual funds and are included in Level 1. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s consolidated balance sheets.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

Valuation of Level 3 Financial Instruments

The following table presents the valuation method for material financial instruments included in Level 3 as of December 31, 2021, as well as the unobservable inputs used in the valuation of those financial instruments:

	Fair Value
	As of
	December 31,	Valuation	Unobservable	Range
	2021	Technique	Input	(Weighted Average)
	(Dollars In
	Millions)
Assets:
Residential mortgage-backed securities	$40	Trade Price	Spread	1.03% - 1.10% (1.07%)
Commercial mortgage-backed securities	180	Discounted cash flow	Spread over treasury	1.04% - 2.47% (1.30%)
Other asset-backed securities	436	Liquidation	Liquidation value	$98.63 - $99.75 ($99.07)
		Discounted cash flow	Liquidity premium	0.11% - 2.14% (1.54%)
			Paydown Rate	11.20% - 13.41% (12.30%)
			Liquidation value	$60.00 - 113.88% (112.92%)
Corporate securities	1,588	Discounted cash flow	Spread over treasury	0.00% - 4.00% (1.50%)
Liabilities:(1)(2)
Embedded derivatives — GLWB	$475	Actuarial cash flow model	Mortality	88% to 100% of Ruark 2015 ALB Table
			Lapse	PL-RBA Predictive Model
			Utilization	PL-RBA Predictive Model
			Nonperformance risk	0.19% - 0.82%
Embedded derivative — FIA	595	Actuarial cash flow model	Expenses	$214 per policy
			Withdrawal rate	0.4% - 2.4% prior to age 70 RMD for ages 70+ or WB withdrawal rate Assume underutilized RMD for nonWB policies ages 72 - 88
			Mortality	88% to 100% of Ruark 2015 ALB table
			Lapse	0.2% - 50.0%, depending on duration/surrender charge period. Dynamically adjusted for WB moneyness and projected market rates vs credited rates.
			Nonperformance risk	0.19% - 0.82%
Embedded derivative — IUL	$269	Actuarial cash flow model	Mortality	43% - 110% of base table (90% of 2015 VBT Primary Tables adjusted for 5.5 years of 2020 SOA HMI) 94% - 248% of duration 8 point in scale 2015 VBT Primary Tables, depending on type of business
			Lapse	0.375% - 7.5%, depending on duration/distribution channel and smoking class
			Nonperformance risk	0.19% - 0.82%
(1)	Excludes modified coinsurance arrangements.
(2)	Fair value is presented as a net liability.

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those for which book value approximates fair value. Unobservable inputs were weighted by the relative fair value of instruments, except for other asset-backed securities which were weighted by the relative par amounts.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The Company has considered all reasonably available quantitative inputs as of December 31, 2021, but the valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company. This resulted in $197 million of financial instruments being classified as Level 3 as of December 31, 2021. Of the $197 million, $172 million are other asset-backed securities, $3 million are corporate securities, $16 million are other government securities, and $6 million are equity securities.

In certain cases the Company has determined that book value materially approximates fair value. As of December 31, 2021, the Company held $148 million of financial instruments where book value approximates fair value which are predominantly FHLB stock.

The following table presents the valuation method for material financial instruments included in Level 3, as of December 31, 2020, as well as the unobservable inputs used in the valuation of those financial instruments:

Fair Value
As of
	December 31,	Valuation	Unobservable	Range
	2020	Technique	Input	(Weighted Average)
(Recast)
(Dollars In
Millions)
Assets:
Commercial mortgage-backed securities	$32	Discounted cash flow	Spread over treasury	2.78% - 2.92% (2.87%)
Other asset-backed securities	435	Liquidation	Liquidation value	$95.00 - $97.00 ($96.19)
		Discounted cash flow	Liquidity premium	0.54% - 2.30% (1.63%)
			Paydown Rate	8.79% - 12.49% (11.39%)
Corporate securities	1,432	Discounted cash flow	Spread over treasury	0.00% - 4.75% (1.89%)
Liabilities:(1)(2)
Embedded derivatives — GLWB	$822	Actuarial cash flow model	Mortality	88% to 100% of Ruark 2015 ALB Table
			Lapse	PL RBA Predictive Model
			Utilization	PL RBA Predictive Model
			Nonperformance risk	0.19% - 0.81%
Embedded derivative — FIA	573	Actuarial cash flow model	Expenses	$207 per policy
			Withdrawal rate	0.4% - 2.4% prior to age 70 RMD for ages 70+ or WB withdrawal rate. Assume underutilized RMD for non WB policies age 72 - 88
			Mortality	88% to 100% of Ruark 2015 ALB table
			Lapse	0.2% - 50.0%, depending on duration/surrender charge period. Dynamically adjusted for WB moneyness and projected market rates vs credited rates.
			Nonperformance risk	0.19% - 0.81%
Embedded derivative — IUL	$201	Actuarial cash flow model	Mortality	36% - 161% of 2015 VBT Primary Tables. 94% - 248% of duration 8 point in scale 2015 VBT Primary Tables, depending on type of business
			Lapse	0.375% - 10%, depending on duration/distribution channel and smoking class
			Nonperformance risk	0.19% - 0.81%
(1)	Excludes modified coinsurance arrangements.
(2)	Fair value is presented as a net liability.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The chart above excludes Level 3 financial instruments that are valued using broker quotes and those for which book value approximates fair value.

The Company has considered all reasonably available quantitative inputs as of December 31, 2020, but the valuation techniques and inputs used by some brokers in pricing certain financial instruments are not shared with the Company. This resulted in $116 million of financial instruments being classified as Level 3 as of December 31, 2020. Of the $116 million, $88 million are other asset backed securities, $17 million are corporate securities, and $11 million are equity securities.

In certain cases the Company determined that book value materially approximates fair value. As of December 31, 2020, the Company held $90 million of financial instruments where book value approximates fair value which are predominantly FHLB stock.

The asset-backed securities classified as Level 3 are predominantly ARS. A change in the paydown rate (the projected annual rate of principal reduction) of the ARS can significantly impact the fair value of these securities. A decrease in the paydown rate would increase the projected weighted average life of the ARS and increase the sensitivity of the ARS’ fair value to changes in interest rates. An increase in the liquidity premium would result in a decrease in the fair value of the securities, while a decrease in the liquidity premium would increase the fair value of these securities. The liquidation value for these securities are sensitive to the issuer’s available cash flows and ability to redeem the securities, as well as the current holders’ willingness to liquidate at the specified price.

The fair value of corporate bonds classified as Level 3 is sensitive to changes in the interest rate spread over the corresponding U.S. Treasury rate. This spread represents a risk premium that is impacted by company specific and market factors. An increase in the spread can be caused by a perceived increase in credit risk of a specific issuer and/or an increase in the overall market risk premium associated with similar securities. The fair values of corporate bonds are sensitive to changes in spread. When holding the treasury rate constant, the fair value of corporate bonds increases when spreads decrease, and decreases when spreads increase.

The fair value of the GLWB embedded derivative is sensitive to changes in the discount rate which includes the Company’s nonperformance risk, volatility, lapse, and mortality assumptions. The volatility assumption is an observable input as it is based on market inputs. The Company’s nonperformance risk, lapse, and mortality are unobservable. An increase in the three unobservable assumptions would result in a decrease in the fair value of the liability and conversely, if there is a decrease in the assumptions the fair value would increase. The fair value is also dependent on the assumed policyholder utilization of the GLWB where an increase in assumed utilization would result in an increase in the fair value of the liability and conversely, if there is a decrease in the assumption, the fair value would decrease.

The fair value of the FIA embedded derivative is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the FIA embedded derivative is sensitive to non-performance risk, which is unobservable. The value of the liability increases with decreases in the discount rate and non-performance risk and decreases with increases in the discount rate and nonperformance risk. The value of the liability increases with increases in equity returns and the liability decreases with a decrease in equity returns.

The fair value of the IUL embedded derivative is predominantly impacted by observable inputs such as discount rates and equity returns. However, the fair value of the IUL embedded derivative is sensitive to non-performance risk, which is unobservable. The value of the liability increases with decreases in the discount rate and non-performance risk and decreases with increases in the discount rate and non-performance risk. The value of the liability increases with increases in equity returns and the liability decreases with a decrease in equity returns.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2021, for which the Company has used significant unobservable inputs (Level 3):

		Total		Total
		Realized and Unrealized		Realized and Unrealized
		Gains		Losses
			Included in		Included in
			Other		Other
	Beginning	Included in	Comprehensive	Included in	Comprehensive
	Balance	Net Income	Income	Net Income	Income

	(Dollars In Millions)
Assets:
Fixed maturity securities AFS
Residential mortgage-backed securities	$—	$—	$—	$—	$—
Commercial mortgage-backed securities	32	—	—	—	(2)
Other asset-backed securities	435	—	3	—	(1)
Corporate securities	1,432	—	11	—	(34)
Total fixed maturity securities — AFS	1,899	—	14	—	(37)
Fixed maturity securities — trading
Other asset-backed securities	71	—	3	—	—
Other government-related securities	—	—	—	—	—
Corporate securities	18	—	—	—	(1)
Total fixed maturity securities — trading	89	—	3	—	(1)
Total fixed maturity securities	1,988	—	17	—	(38)
Equity securities	101	—	—	—	—
Other long-term investments(1)	298	185	—	(188)	—
Total investments	2,387	185	17	(188)	(38)
Total assets measured at fair value on a recurring basis	$2,387	$185	$17	$(188)	$(38)
Liabilities:
Annuity account balances(2)	$67	$—	$—	$(4)	$—
Other liabilities(1)	2,239	877	—	(577)	—
Total liabilities measured at fair value on a recurring basis	$2,306	$877	$—	$(581)	$—
(1)	Represents certain freestanding and embedded derivatives.
(2)	Represents liabilities related to fixed indexed annuities.

For the year ended December 31, 2021, there were $336 million of securities transferred into Level 3 from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods but were priced internally using significant unobservable inputs where market observable inputs were not available as of December 31, 2021.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

For the year ended December 31, 2021, there were $38 million of securities transferred into Level 2 from Level 3.

								Total Gains
								(losses)
								included in
								Net Income
								Related to
								Instruments
					Transfers			Still Held at
					in/out of		Ending	the Reporting
	Purchases	Sales	Issuances	Settlements	Level 3	Other	Balance	Date

	(Dollars In Millions)
Assets:
Fixed maturity securities AFS
Residential mortgage-backed securities	$40	$—	$—	$—	$—	$—	$40	$—
Commercial mortgage-backed securities	—	—	—	—	150	—	180	—
Other asset-backed securities	67	(4)	—	—	14	1	515	—
Corporate securities	274	(212)	—	—	112	(1)	1,582	—
Total fixed maturity securities — AFS	381	(216)	—	—	276	—	2,317	—
Fixed maturity securities — trading
Other asset-backed securities	22	(19)	—	—	16	—	93	—
Other government-related securities	—	—	—	—	16	—	16	—
Corporate securities	2	(6)	—	—	(5)	—	8	—
Total fixed maturity securities — trading	24	(25)	—	—	27	—	117	—
Total fixed maturity securities	405	(241)	—	—	303	—	2,434	—
Equity securities	91	(32)	—	—	(5)	—	155	—
Other long-term investments(1)	—	—	—	—	—	—	295	(3)
Total investments	496	(273)	—	—	298	—	2,884	(3)
Total assets measured at fair value on a recurring basis	$496	$(273)	$—	$—	$298	$—	$2,884	$(3)
Liabilities:
Annuity account balances(2)	$—	$—	$—	$8	$—	$—	$63	$—
Other liabilities(1)	—	—	—	—	—	—	1,939	300
Total liabilities measured at fair value on a recurring basis	$—	$—	$—	$8	$—	$—	$2,002	$300

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2020, for which the Company has used significant unobservable inputs (Level 3):

		Total		Total
		Realized and Unrealized		Realized and Unrealized
		Gains		Losses
			Included in
			Other		Included In
	Beginning	Included in	Comprehensive	Included in	Other Comprehensive
	Balance	Net Income	Income	Net Income	Income

	(Recast)
	(Dollars In Millions)
Assets:
Fixed maturity securities AFS
Commercial mortgage-backed securities	$10	$—	$1	$—	$(1)
Other asset-backed securities	421	—	8	—	(13)
Corporate securities	1,374	—	135	—	(83)
Total fixed maturity securities — AFS	1,805	—	144	—	(97)
Fixed maturity securities — trading
Other asset-backed securities	65	6	—	(9)	—
Corporate securities	11	1	—	—	—
Total fixed maturity securities — trading	76	7	—	(9)	—
Total fixed maturity securities	1,881	7	144	(9)	(97)
Equity securities	73	1	—	—	—
Other long-term investments(1)	292	404	—	(300)	—
Total investments	2,246	412	144	(309)	(97)
Total assets measured at fair value on a recurring basis	$2,246	$412	$144	$(309)	$(97)
Liabilities:
Annuity account balances(2)	$70	$—	$—	$(3)	$—
Other liabilities(1)	1,332	926	—	(1,833)	—
Total liabilities measured at fair value on a recurring basis	$1,402	$926	$—	$(1,836)	$—
(1)	Represents certain freestanding and embedded derivatives.
(2)	Represents liabilities related to fixed indexed annuities.

For the year ended December 31, 2020, there were $184 million of securities transferred into Level 3 from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers in previous periods but were priced internally using significant unobservable inputs where market observable inputs were not available as of December 31, 2020.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

For the year ended December 31, 2020, there were $1 million of securities transferred into Level 2 from Level 3.

								Total Gains
								(losses)
								included in
								Net Income
								Related to
								Instruments
					Transfers			Still Held at
					in/out of		Ending	the Reporting
	Purchases	Sales	Issuances	Settlements	Level 3	Other	Balance	Date

	(Recast)
	(Dollars In Millions)
Assets:
Fixed maturity securities AFS
Commercial mortgage-backed securities	$—	$—	$—	$—	$22	$—	$32	$—
Other asset-backed securities	—	(2)	—	—	22	(1)	435	—
Corporate securities	436	(562)	—	—	135	(3)	1,432	—
Total fixed maturity securities — AFS	436	(564)	—	—	179	(4)	1,899	—
Fixed maturity securities — trading
Other asset-backed securities	12	(2)	—	—	(1)	—	71	2
Corporate securities	8	(2)	—	—	—	—	18	—
Total fixed maturity securities — trading	20	(4)	—	—	(1)	—	89	2
Total fixed maturity securities	456	(568)	—	—	178	(4)	1,988	2
Equity securities	27	(5)	—	—	5	—	101	—
Other long-term investments(1)	41	(135)	—	(4)	—	—	298	81
Total investments	524	(708)	—	(4)	183	(4)	2,387	83
Total assets measured at fair value on a recurring basis	$524	$(708)	$—	$(4)	$183	$(4)	$2,387	$83
Liabilities:
Annuity account balances(2)	$—	$—	$—	$6	$—	$—	$67	$—
Other liabilities(1)	—	—	—	—	—	—	2,239	(906)
Total liabilities measured at fair value on a recurring basis	$—	$—	$—	$6	$—	$—	$2,306	$(906)

Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net gains (losses) — investments and derivatives within the consolidated statements of income or other comprehensive income within shareowner’s equity based on the appropriate accounting treatment for the item.

Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of fixed indexed annuities.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of fixed indexed annuities.

Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of the Company’s financial instruments that are not reported at fair value as of the periods shown below are as follows:

		As of December 31,
		2021		2020
	Fair Value	Carrying		Carrying
	Level	Amounts	Fair Values	Amounts	Fair Values

	(Dollars In Millions)
Assets:
Commercial mortgage loans(1)	3	$10,863	$11,386	$10,006	$10,788
Policy loans	3	1,527	1,527	1,593	1,593
Other long-term investments(2)	3	1,930	1,990	1,186	1,283
Liabilities:
Stable value product account balances	3	$8,526	$8,598	$6,056	$6,231
Future policy benefits and claims(3)	3	1,457	1,504	1,580	1,603
Other policyholders' funds(4)	3	102	108	102	108
Debt:(5)
Subordinated funding obligations	3	$110	$116	$110	$121

Except as noted below, fair values were estimated using quoted market prices.

(1)	The carrying amount is net of allowance for credit losses.
(2)	Other long-term investments represents a modco receivable, which is related to invested assets such as fixed income and structured securities, which are legally owned by the ceding company. The fair value is determined in a manner consistent with other similar invested assets held by the Company. In addition, it includes the cash surrender value of the Company’s COLI policy.
(3)	Single premium immediate annuity without life contingencies.
(4)	Supplementary contracts without life contingencies.
(5)	Excludes immaterial capital lease obligations.

Fair Value Measurements

Commercial Mortgage Loans

The Company estimates the fair value of commercial mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company’s current commercial mortgage loan lending rate and an expected cash flow analysis based on a review of the commercial mortgage loan terms. The model also contains the Company’s determined representative risk adjustment assumptions related to credit and liquidity risks.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS – (Continued)

Policy Loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the carrying value of policy loans approximates fair value.

Other Long-Term Investments

In addition to free-standing and embedded derivative financial instruments discussed above, other long-term investments includes $1.2 billion of amounts receivable under certain modified coinsurance agreements and $710 million cash surrender value of the Company’s COLI policies. The amounts receivable under the modified coinsurance agreements represent funds withheld in connection with certain reinsurance agreements in which the Company acts as the reinsurer. Under the terms of these agreements, assets equal to statutory reserves are withheld and legally owned by the ceding company, and any excess or shortfall is settled periodically. In some cases, these modified coinsurance agreements contain embedded derivatives which are discussed in more detail above. The fair value of amounts receivable under modified coinsurance agreements, including the embedded derivative component, correspond to the fair value of the underlying assets withheld. The COLI amounts are based on the fair value of the underlying assets.

Stable Value Product and Other Investment Contract Balances

The Company estimates the fair value of stable value product account balances and other investment contract balances (included in Future policy benefits and claims as well as Other policyholders’ funds line items on our consolidated balance sheet) using models based on discounted expected cash flows. The discount rates used in the models are based on a current market rate for similar financial instruments.

Funding Obligations

The Company estimates the fair value of its subordinated and non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model are based on a current market yield for similar financial instruments.